Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic And Diluted [Line Items]
Basic	9,193,101	6,936,452
Effect of exercise of options and Warrants	598,392	641,109
Diluted	9,791,493	7,577,561